SCHEDULE OF CUMULATIVE DIVIDENDS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Equity [Abstract]
Stockholders at period beginning		$ 35	$ 35	$ 11
Accumulated dividends beginning		173,496	173,496	48,516
Stockholders at period issued				24
Accumulated dividends issued		43,300	126,542	124,980
Stockholders at period converted			(35)
Accumulated dividends converted			(300,038)
Stockholders at period ending		35		35
Accumulated dividends ending		$ 216,796		$ 173,496